Segment Reporting	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENT REPORTING
24.	SEGMENT REPORTING

The Company has identified the continuing operations as a single reportable segment as of December 31, 2019 and the table below provides a summary of the Group's geographic information of revenues based on the customers' headquarters for the years ended December 31, 2017, 2018 and 2019:

	For the years ended December 31,
	2017	2018	2019
	$	$	$

PRC	17,687	4,282	1,701
Outside PRC:
United States	23,312	15,663	21,746
India	70,421	96,550	69,646
Rest of the world	10,813	11,925	5,865
Total net revenue	122,233	128,420	98,958

As the Group's long-lived assets are substantially all located in the PRC, no geographical segments for long-lived assets are presented.